Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax

Note 9. Income Tax

The Company is subject to United States federal income taxes at an approximate rate of 21%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Income tax benefit computed at the statutory rate	$965,000	$1,291,000
Tax effect of:
True-up and non-deductible expenses	(422,000)	1,952,000
Change in valuation allowance	(543,000)	(3,243,000)
Provision for income taxes	$–	$–

Significant components of the Company’s deferred tax assets and liabilities after applying enacted corporate income tax rates are as follows:

	As of	As of
	December 31,	December 31,
	2024	2023
Deferred income tax assets
Net operating losses	$4,069,000	$3,525,000
Valuation allowance	(4,069,000)	(3,525,000)
Net deferred income tax assets	$–	$–

The Company has an operating loss carry forward of approximately $19,375,000.